Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Officers [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Consulting fees	$ 84,557	$ 87,586	$ 168,557	$ 248,274
Share based compensation	43,973	25,854	117,902	41,555
key management personnel compensation	128,530	113,440	286,459	289,829
Directors [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Share based compensation	69,226	68,669	186,821	85,890
key management personnel compensation	127,353	119,571	303,154	211,415
Directors’ fees	$ 58,127	$ 50,902	$ 116,333	$ 125,525